UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   410 Park Avenue, 11th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  President of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      780,890
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------
                                                               VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Bank of America Corporation          COM            060505104   15,996  1,200,000     CALL SOLE       NONE     Sole      0    0
Constar Intl Inc                     COM            21036U206       70    425,280 SH       SOLE       NONE     Sole      0    0
Delta Air Lines Inc                  COM            247361702   10,239  1,044,812 SH       SOLE       NONE     Sole      0    0
Digitalglobe Inc                     COM            25389M877   37,504  1,338,001 SH       SOLE       NONE     Sole      0    0
DIREXION SHS ETF TR DLY SMCAP BEAR3X COM            25459W110    2,105     60,000 SH       SOLE       NONE     Sole      0    0
Federal Mogul Corp Cl A              COM            313549404   73,383  2,947,104 SH       SOLE       NONE     Sole      0    0
Fibertower Corp                      COM            31567R209   20,372 10,135,201 SH       SOLE       NONE     Sole      0    0
Helix Energy Solutions Grp           COM            42330P107       86      5,000 SH       SOLE       NONE     Sole      0    0
Hughes Communications Inc            COM            444398101   66,910  1,121,336 SH       SOLE       NONE     Sole      0    0
IntraLinks Inc.                      COM            46118H104    2,674    100,000 SH       SOLE       NONE     Sole      0    0
iShares Russell 2000 Index Fund      COM            464287655   84,170  1,000,000     PUT  SOLE       NONE     Sole      0    0
Loral Space & Communications Ltd     COM            543881106  117,760  1,518,500 SH       SOLE       NONE     Sole      0    0
LyondellBasell Industries NV SHS - A COM            N53745100  135,896  3,436,067 SH       SOLE       NONE     Sole      0    0
NRG Energy Inc                       COM            629377508   56,004  2,600,000 SH       SOLE       NONE     Sole      0    0
NRG Energy Inc                       COM            629377508   10,770    500,000     CALL SOLE       NONE     Sole      0    0
Smurfit Stone Container Corp         COM            83272A104    9,111    235,724 SH       SOLE       NONE     Sole      0    0
Spansion Inc                         COM            84649R200    2,801    150,000 SH       SOLE       NONE     Sole      0    0
Sprint Nextel Corp                   COM            852061100    3,248    700,000 SH       SOLE       NONE     Sole      0    0
SPDR Financial Select Sector Fund    COM            81369Y605   20,488  1,250,000     PUT  SOLE       NONE     Sole      0    0
SPDR Trust Series 1                  COM            78462F103   13,259    100,000     PUT  SOLE       NONE     Sole      0    0
Venoco Inc                           COM            92275P307    1,912    111,906 SH       SOLE       NONE     Sole      0    0
Viasystems Group Inc                 COM            92553H803    1,332     48,793 SH       SOLE       NONE     Sole      0    0
Visteon Corp                         COM            92839U206   94,800  1,517,046 SH       SOLE       NONE     Sole      0    0


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